Convertible Debt – Related Party (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure Of Convertible Debt Explanatory Abstract
Schedule of convertible debt
	2019 and 2020 Convertible Loans	2017 Convertible Loans	Total
Balance, January 1, 2021	$447,181	$86,189	$533,370
Accretion	60,136	-	60,136
Conversion	(471,528)	(36,709)	(508,237)
Effects of currency translation	(3,568)	(3,814)	(7,382)
Balance, December 31, 2021	$32,221	$45,666	$77,887
Accretion	1,205	-	1,205
Effects of currency translation	(2,578)	(3,584)	(6,162)
Balance, June 30, 2022	$30,848	$42,082	$72,930